Long-Term Debt and Notes Payable - Schedule of Debt Instruments (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Debt Instruments [Abstract]
Senior Secured Term Loan		$ 27,680,703
Predecessor Revolving Credit Facility			26,750,000
Seller Promissory Note	$ 15,000,000	15,000,000
Private loans	3,875,750	3,469,500
Total	$ 44,630,178	46,150,203	26,750,000
Less: discount		(2,147,346)
Less: current portion including discount		(6,516,651)
Long-term debt, net of current portion		$ 37,486,206	$ 26,750,000